PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2026
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of
	December 31,	June 30,
	2025	2026
Cost:
Buildings	782	736
Leasehold improvements	10,872	10,733
Furniture, fixtures and equipment	2,490	2,474
Motor vehicles	3	3
	14,147	13,946
Less: Accumulated depreciation	9,121	9,178
	5,026	4,768
Construction in progress	204	221
Property and equipment, net	5,230	4,989